Balance Sheet Accounts and Supplemental Disclosures - Schedule Of Accrued Expenses (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Balance Sheet Accounts and Supplemental Disclosures [Abstract]
Accrued compensation and related expenses	$ 1,969	$ 10,636	$ 7,419
Accrued professional fees and other expenses	1,067	3,156	737
Accrued research, development and manufacturing expenses	4,422	12,040	22,317
Total accrued expenses	$ 7,458	$ 25,832	$ 30,473